Segment and geographic information (Tables)	12 Months Ended
Jun. 30, 2025
Segment and geographic information
Schedule of reconciliation of the Company's segment EBITDA to consolidated net income

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income from the previous operating segments online operations and retail store to the newly combined operating segment Luxury | Mytheresa for the fiscal year ended June 30, 2023 and 2024, respectively.

	June 30, 2023 (restated)*
		Retail	Corporate	Luxury		IFRS
(in € thousands)	Online	Store	Costs(1)	Mytheresa	Adjustment(2)	consolidated
Net Sales	751,299	14,704	—	766,003	—	766,003
Segment EBITDA	48,729	4,966	(15,500)	38,195	(35,224)	2,971
Depreciation and amortization						(11,653)
Finance income (costs), net						(2,460)
Income tax expense						(5,877)
Net loss						(17,019)
(1)	During the fiscal year ended June 30, 2023, there were €15,500 thousand in corporate administrative expenses that were not assigned to either the online operations or retail stores. Corporate administrative expenses were not allocated to the segments as Group functions were managed centrally.
(2)	There were €5,446 thousand related to Other transaction-related, certain legal and other expenses and Share-based compensation expenses totaling €30,021 thousand.

	June 30, 2024 (restated)*
		Retail	Corporate	Luxury		IFRS
(in € thousands)	Online	Store	Costs(1)	Mytheresa	Adjustment(2)	consolidated
Net Sales	826,690	14,162	—	840,852	—	840,852
Segment EBITDA	37,396	4,516	(16,072)	25,840	(32,589)	(6,748)
Depreciation and amortization						(15,205)
Finance income (costs), net						(4,772)
Income tax expense						1,814
Net loss						(24,912)
(1)	During the year ended June 30, 2024, there were €16,072 thousand in corporate administrative expenses that were not assigned to either the online operations or retail stores. Corporate administrative expenses were not allocated to the segments as Group functions were managed centrally.
(2)	There were €14,081 thousand in expenses related to Other transaction-related, certain legal and other expenses. Share-based compensation expenses amount to €18,508 thousand.
(*)

Prior to fiscal year 2025, corporate costs were not allocated to any segment. Starting with fiscal year 2025 and driven by the YNAP acquisition, to align with the changes in the group structure, management now includes corporate costs in the respective segments. The effect for the fiscal years 2024 and 2023 is presented in the column “Corporate costs” in the tables above.

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income for the fiscal year ended June 30, 2025, in accordance with the revised segment structure following the YNAP Acquisition.

	June 30, 2025
	Luxury	Luxury			Segments		IFRS
(in € thousands)	Mytheresa	NAP & MRP(1)	Off-Price(1)	Other(1) (2)	total	Reconciliation(3)	consolidated
Net sales	916,103	213,829	114,740	19,772	1,264,444	(2,167)	1,262,277
Segment EBITDA	44,581	8,515	(6,708)	1,048	47,437	556,516	603,953
Depreciation and amortization							(25,351)
Finance income (costs), net							(5,072)
Income tax expense							(3,570)
Net income							569,959
(1)	Includes the period starting from the date of acquisition.
(2)

Represents the OFS and Feng Mao businesses of YNAP, which are being wound down and for which the financial information is not regularly reviewed by the Chief Operating Decision Maker (CODM), and therefore are not considered operating segments.

(3)

During the year ended June 30, 2025 there were €52,725 thousand related to Other transaction-related, certain legal and other expenses, €14,287 thousand related to share-based compensation and €623,531 thousand related to gain on bargain purchase. The column includes intersegmental revenue between Luxury | Mytheresa and THE OUTNET.

Schedule of of non-current assets excluding deferred tax assets by geographic location

Non-current assets excluding deferred tax assets:

(in € thousands)	June 30, 2024	June 30, 2025
Germany	251,644	237,880
Italy	—	80,185
United Kingdom	—	60,701
USA	—	41,256
Other	—	5,618
	251,644	425,640